Share Capital and Warrants - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Dec. 31, 2024	Feb. 13, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Nov. 07, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock			20.00%
Payments to acquire or redeem entity's shares			$ 1,995	$ 1,445
Common Shares Issued Under Employee Benefit Plan			76
Paid in Surplus
Disclosure of classes of share capital [Line Items]
Common Shares Issued Under Employee Benefit Plan			$ (6)
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)			24,900,000
Common Shares
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)							120,300,000
Purchase of Common Shares under NCIB			89,438,000	55,861,000
Shares outstanding (in shares)	1,825,038,000		1,883,400,000	1,825,038,000				1,871,868,000
Common Shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares under NCIB			89,400,000	55,900,000
Common Shares | Renewed NCIB | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)		107,900,000
Purchase of Common Shares under NCIB		5,000,000.0
Payments to acquire or redeem entity's shares		$ 126
Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	26,000,000		12,000,000	26,000,000				36,000,000
Retained earnings			$ 107
Preferred Shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)						8,000,000.0
Preferred Shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)					6,000,000.0
Preferred Shares | Series 5 And 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Payments to acquire or redeem entity's shares			$ 350
Preferred shares, price per share (in CAD per share)			$ 25.00
Preferred Shares | Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Payments to acquire or redeem entity's shares	$ 250
Shares outstanding (in shares)	10,000,000.0			10,000,000.0
Preferred shares, price per share (in CAD per share)	$ 25.00			$ 25.00
Retained earnings	$ 87			$ 87
Preferred Shares | First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term			5 years
Redeemable preferred shares, price per share			$ 25.00
Preferred Shares | Series 1 And 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term			5 years
Preferred Shares | Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			10,740,000
Redeemable preferred shares, conversion term			5 years
Preferred Shares | Series 1 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			173.00%
Preferred Shares | Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			1,260,000
Preferred Shares | Series 2 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			173.00%
Preferred Shares | Series 2,4,6,8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, price per share			$ 25.50
Second Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	0		0	0
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	3,643,000		1,172,000	3,643,000				7,625,000
Exercise price of warrants issued (in CAD per share)			$ 6.54